Exploration and Evaluation Costs - Exploration and Evaluation Expense Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Seismic, geological and geophysical	$ 117	$ 131
Expensed drilling	612	409
Expensed land	4	7
Exploration and evaluation expenses	$ 733	$ 547